LONG-TERM DEBT (Tables)	6 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
SCHEDULE OF LONG-TERM DEBT

	September 30, 2022	March 31, 2022
	(unaudited)
Truck loan – Amur Capital (a)	$80,634	$-
Truck loan – Mitsubishi (b)	54,738	-
Total long-term debt	135,372	-
Less: current portion	(42,668)	-
Long-term debt, net of current portion	$92,704	$-

(a)	On May 13, 2022, entered into long-term secured note payable for $87,964 for two service trucks maturing May 13, 2026. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of September 30, 2022.

(b)	On June 21, 2022, entered into long-term secured note payable for $61,973 for a service truck maturing December 21, 2024. The note is secured by the collateral purchased and accrued interest annually at 11.99% with principal and interest payments due monthly. There is no accrued interest as of September 30, 2022.

SCHEDULE OF MATURITIES	The following is a list of maturities as of September 30:
2023	$42,668
2024	48,074
2025	29,047
2026	15,583
$135,372